Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2011
Segments Tables [Abstract]
Revenue By Segment Table
	Total Revenue			Intersegment			External Revenue
	2011	2010	2009	2011	2010	2009	2011	2010	2009

	(in millions)
Revenue
Generation - Latin America - Other	$3,854	$3,282	$2,806	$(39)	$(34)	$(16)	$3,815	$3,248	$2,790
Generation - Tiete	1,128	999	845	(1,109)	(983)	(848)	19	16	(3)
Generation - North America	1,325	1,315	1,249	(4)	-	-	1,321	1,315	1,249
Generation - Europe	1,550	1,318	762	(2)	(2)	2	1,548	1,316	764
Generation - Asia	625	618	375	-	-	-	625	618	375
Utilities - Latin America	7,374	6,987	5,877	-	-	-	7,374	6,987	5,877
Utilities - North America	1,326	1,145	1,068	-	-	-	1,326	1,145	1,068
Corporate and Other	1,109	1,053	868	(9)	(13)	(14)	1,100	1,040	854
Total Revenue	$18,291	$16,717	$13,850	$(1,163)	$(1,032)	$(876)	$17,128	$15,685	$12,974

Adjusted Gross Margin by Segment Table
	Total Adjusted Gross Margin			Intersegment			External Adjusted Gross Margin
	2011	2010	2009	2011	2010	2009	2011	2010	2009

	(in millions)
Adjusted Gross Margin
Generation - Latin America - Other	$1,209	$945	$891	$20	$(27)	$(4)	$1,229	$918	$887
Generation - Tiete	876	754	637	(1,109)	(983)	(848)	(233)	(229)	(211)
Generation - North America	439	448	453	9	2	(3)	448	450	450
Generation - Europe	469	395	273	8	3	4	477	398	277
Generation - Asia	176	255	111	2	2	4	178	257	115
Utilities - Latin America	1,321	1,248	1,060	1,118	1,018	865	2,439	2,266	1,925
Utilities - North America	394	407	401	1	2	2	395	409	403
Corporate and Other	(33)	62	3	(45)	(17)	(10)	(78)	45	(7)
Reconciliation to Income from Continuing Operations before Taxes
Depreciation and amortization							(1,176)	(1,034)	(884)
Interest expense							(1,553)	(1,451)	(1,406)
Interest income							400	408	344
Other expense							(154)	(234)	(104)
Other income							149	100	458
Gain on sale of investments							8	-	132
Goodwill impairment							(17)	(21)	(122)
Asset impairment expense							(225)	(389)	(20)
Foreign currency transaction gains (losses)							(38)	(33)	35
Other non-operating expense							(82)	(7)	(12)
Income from continuing operations before taxes and equity in earnings of affiliates							$2,167	$1,853	$2,260

Assets / Depreciation And Amortization / Capital Expenditures By Segment
	Total Assets			Depreciation and Amortization			Capital Expenditures
	2011	2010	2009	2011	2010	2009	2011	2010	2009

	(in millions)

Generation - Latin America - Other	$9,067	$8,487	$8,010	$202	$175	$146	$553	$584	$921
Generation - Tiete	1,645	1,886	1,792	59	40	37	105	57	30
Generation - North America	3,625	3,801	4,199	118	131	135	39	54	45
Generation - Europe	3,276	3,317	3,147	136	114	53	140	233	212
Generation - Asia	1,717	1,762	1,594	33	33	32	129	10	22
Utilities - Latin America	9,468	9,609	8,810	293	231	201	666	584	356
Utilities - North America	9,384	3,139	3,035	178	161	157	232	177	116
Discontinued businesses	1,531	2,587	3,756	59	110	140	91	105	119
Corp/Other and eliminations	5,620	5,923	5,192	184	183	148	506	529	717
Total	$45,333	$40,511	$39,535	$1,262	$1,178	$1,049	$2,461	$2,333	$2,538

Investments In And Advances To Affiliates / Equity In Earnings By Segment
	Investment in and
	Advances to Affiliates			Equity in Earnings (Loss)
	2011	2010	2009	2011	2010	2009

	(in millions)

Generation - Latin America - Other	$188	$150	$129	$35	$48	$30
Generation - Tiete	-	-	-	-	-	-
Generation - North America	18	-	3	(2)	(2)	(2)
Generation - Europe	479	353	308	8	19	50
Generation - Asia	291	409	390	(1)	3	28
Utilities - Latin America	-	-	-	-	-	-
Utilities - North America	-	-	-	-	-	-
Discontinued businesses	-	-	-	-	-	-
Corp/Other and eliminations	446	408	327	(42)	115	(15)
Total	$1,422	$1,320	$1,157	$(2)	$183	$91

Revenue And PP&E By Country
	Revenue			Property, Plant & Equipment, net
	2011	2010	2009	2011	2010

	(in millions)
United States(1)	$2,110	$1,952	$1,851	$7,829	$5,379
Non-U.S.:
Brazil(2)	6,640	6,355	5,292	5,896	6,263
Chile	1,608	1,355	1,239	2,781	2,560
Argentina(3)	979	771	571	279	270
El Salvador	752	648	619	268	261
Dominican Republic	674	535	429	662	625
United Kingdom(4)	587	364	228	523	507
Philippines	480	501	250	766	784
Ukraine	418	356	286	94	86
Mexico	404	409	329	774	786
Cameroon	386	422	370	901	823
Colombia	365	393	347	384	387
Puerto Rico	298	253	267	581	596
Spain(5)	258	411	-	-	-
Bulgaria(6)	251	44	-	1,619	1,825
Hungary(7)	204	252	259	6	73
Panama	189	194	168	1,040	921
Kazakhstan	145	138	123	86	63
Sri Lanka	140	100	109	22	69
Jordan	124	120	104	216	224
Qatar(8)	-	-	-	-	-
Pakistan(9)	-	-	-	-	-
Oman(10)	-	-	-	-	-
Other Non-U.S. (11)	116	112	133	395	291
Total Non-U.S.	15,018	13,733	11,123	17,293	17,414
Total	$17,128	$15,685	$12,974	$25,122	$22,793